Financial instruments, Interest bearing debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2020	Nov. 30, 2014
Interest-bearing debt [Abstract]
Remaining notional	$ 403,043
Carrying amount	396,696		$ 522,299
Credit Agricole Credit Facility [Member]
Interest-bearing debt [Abstract]
Remaining notional	37,500
Carrying amount	$ 36,381	$ 37,500	35,002
Credit Agricole Credit Facility [Member] | SOFR [Member]
Interest-bearing debt [Abstract]
Interest rate spread	2.05%	2.05%
Danish Ship Finance Credit Facility [Member]
Interest-bearing debt [Abstract]
Remaining notional	$ 31,547
Carrying amount	$ 31,342		33,683			$ 36,400	$ 49,400
Danish Ship Finance Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread	2.00%						2.00%
Nordea Credit Facility [Member]
Interest-bearing debt [Abstract]
Remaining notional	$ 117,235
Carrying amount	113,043		225,214		$ 316,200
Undrawn borrowing facilities	$ 144,400
Nordea Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread	1.90%			1.90%
ABN AMRO Credit Facility [Member]
Interest-bearing debt [Abstract]
Remaining notional	$ 216,761
Carrying amount	215,929		$ 228,400
Undrawn borrowing facilities	$ 90,100
ABN AMRO Credit Facility [Member] | LIBOR [Member]
Interest-bearing debt [Abstract]
Interest rate spread	2.40%